GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Communication Services – 4.4%
6,980	Activision Blizzard, Inc.	$ 382,713
301	Alphabet, Inc., Class A*	392,531
12,364	Altice USA, Inc., Class A*	316,271
9,896	AT&T, Inc.	369,913
10,338	CBS Corp., Class B	417,448
28,355	CenturyLink, Inc.	410,864
818	Charter Communications, Inc., Class A*	384,468
8,753	Comcast Corp., Class A	386,445
3,945	Electronic Arts, Inc.*	398,484
1,994	Facebook, Inc., Class A*	402,070
11,805	Fox Corp., Class A	422,147
1,745	IAC/InterActiveCorp*	388,612
3,285	Liberty Broadband Corp., Class C*	392,525
1,346	Netflix, Inc.*	423,532
4,906	Omnicom Group, Inc.	389,929
2,777	Roku, Inc.*	445,348
26,137	Snap, Inc., Class A*	398,589
3,306	Take-Two Interactive Software, Inc.*	401,183
4,757	T-Mobile US, Inc.*	373,662
13,002	Twitter, Inc.*	401,892
6,515	Verizon Communications, Inc.	392,464
2,948	Walt Disney Co. (The)	446,858

		8,737,948

Consumer Discretionary – 10.0%
2,305	Advance Auto Parts, Inc.	362,069
216	Amazon.com, Inc.*	388,973
8,906	Aramark	388,658
336	AutoZone, Inc.*	395,781
5,180	Best Buy Co., Inc.	417,715
191	Booking Holdings, Inc.*	363,670
1,953	Burlington Stores, Inc.*	439,425
4,060	CarMax, Inc.*	394,876
8,641	Carnival Corp.	389,536
524	Chipotle Mexican Grill, Inc.*	426,494
3,438	Darden Restaurants, Inc.	407,197
2,428	Dollar General Corp.	382,070
3,421	Dollar Tree, Inc.*	312,885
1,403	Domino’s Pizza, Inc.	412,903
7,644	D.R. Horton, Inc.	423,095
10,925	eBay, Inc.	388,056
2,870	Expedia Group, Inc.	291,764

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
42,971	Ford Motor Co.	$ 389,317
4,155	Garmin Ltd.	405,902
10,139	General Motors Co.	365,004
3,615	Genuine Parts Co.	377,298
4,046	Hasbro, Inc.	411,478
3,870	Hilton Worldwide Holdings, Inc.	406,350
1,669	Home Depot, Inc. (The)	368,031
6,082	Las Vegas Sands Corp.	381,645
6,641	Lennar Corp., Class A	396,136
10,861	LKQ Corp.*	383,176
3,455	Lowe’s Cos., Inc.	405,306
2,900	Marriott International, Inc., Class A	407,044
2,018	McDonald’s Corp.	392,461
12,755	MGM Resorts International	407,522
4,313	NIKE, Inc., Class B	403,222
7,385	Norwegian Cruise Line Holdings Ltd.*	396,131
113	NVR, Inc.*	428,484
893	O’Reilly Automotive, Inc.*	394,956
10,124	PulteGroup, Inc.	401,417
3,459	Ross Stores, Inc.	401,763
3,414	Royal Caribbean Cruises Ltd.	409,748
4,733	Starbucks Corp.	404,340
3,522	Target Corp.	440,285
1,223	Tesla, Inc.*	403,517
3,118	Tiffany & Co.	417,188
6,545	TJX Cos., Inc. (The)	400,096
3,972	Tractor Supply Co.	375,116
1,579	Ulta Beauty, Inc.*	369,265
1,638	Vail Resorts, Inc.	397,493
4,496	VF Corp.	398,076
2,456	Whirlpool Corp.	351,454
3,062	Wynn Resorts Ltd.	370,043
3,958	Yum! Brands, Inc.	398,452

		19,642,883

Consumer Staples – 6.2%
8,380	Altria Group, Inc.	416,486
9,019	Archer-Daniels-Midland Co.	387,186
5,952	Brown-Forman Corp., Class B	403,665
5,762	Church & Dwight Co., Inc.	404,723
2,621	Clorox Co. (The)	388,511
7,395	Coca-Cola Co. (The)	394,893

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
5,877	Colgate-Palmolive Co.	$ 398,578
14,038	Conagra Brands, Inc.	405,277
2,022	Constellation Brands, Inc., Class A	376,213
1,295	Costco Wholesale Corp.	388,254
2,107	Estee Lauder Cos., Inc. (The), Class A	411,855
7,512	General Mills, Inc.	400,540
2,763	Hershey Co. (The)	409,366
9,313	Hormel Foods Corp.	414,708
3,608	JM Smucker Co. (The)	379,165
6,101	Kellogg Co.	397,297
2,974	Kimberly-Clark Corp.	405,475
11,777	Kraft Heinz Co. (The)	359,198
13,928	Kroger Co. (The)	380,792
5,043	Lamb Weston Holdings, Inc.	423,511
2,438	McCormick & Co., Inc.	412,632
7,127	Molson Coors Brewing Co., Class B	359,771
7,497	Mondelez International, Inc., Class A	393,892
6,864	Monster Beverage Corp.*	410,604
2,893	PepsiCo, Inc.	392,956
4,603	Philip Morris International, Inc.	381,727
3,259	Procter & Gamble Co. (The)	397,794
4,839	Sysco Corp.	389,781
4,731	Tyson Foods, Inc., Class A	425,270
6,332	Walgreens Boots Alliance, Inc.	377,387
3,260	Walmart, Inc.	388,233

		12,275,740

Energy – 4.3%
16,177	Apache Corp.	360,424
17,127	Baker Hughes Co.	383,987
6,247	Cheniere Energy, Inc.*	378,193
3,178	Chevron Corp.	372,239
5,332	Concho Resources, Inc.	386,890
6,624	ConocoPhillips	397,043
4,297	Diamondback Energy, Inc.	332,330
5,236	EOG Resources, Inc.	371,232
5,303	Exxon Mobil Corp.	361,293
18,414	Halliburton Co.	386,510
5,562	Hess Corp.	345,345
18,890	Kinder Morgan, Inc.	370,433
30,665	Marathon Oil Corp.	357,247
5,834	Marathon Petroleum Corp.	353,774

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
17,887	Noble Energy, Inc.	$ 371,334
9,248	Occidental Petroleum Corp.	356,695
5,394	ONEOK, Inc.	383,244
3,259	Phillips 66	373,873
2,853	Pioneer Natural Resources Co.	364,728
10,556	Schlumberger Ltd.	382,127
9,544	Targa Resources Corp.	348,642
3,835	Valero Energy Corp.	366,204
16,888	Williams Cos., Inc. (The)	383,695

		8,487,482

Financials – 14.4%
7,322	Aflac, Inc.	401,538
514	Alleghany Corp.*	400,941
3,661	Allstate Corp. (The)	407,652
11,918	Ally Financial, Inc.	379,469
3,263	American Express Co.	391,952
7,072	American International Group, Inc.	372,412
2,449	Ameriprise Financial, Inc.	401,318
43,210	Annaly Capital Management, Inc. REIT	403,149
2,006	Aon PLC	408,442
9,560	Arch Capital Group Ltd.*	401,233
4,308	Arthur J Gallagher & Co.	401,807
11,810	Bank of America Corp.	393,509
7,883	Bank of New York Mellon Corp. (The)	386,031
7,002	BB&T Corp.	383,149
1,754	Berkshire Hathaway, Inc., Class B*	386,406
803	BlackRock, Inc.	397,413
7,342	Blackstone Group, Inc. (The), Class A	398,083
3,984	Capital One Financial Corp.	398,440
3,364	Cboe Global Markets, Inc.	399,980
8,926	Charles Schwab Corp. (The)	441,837
2,604	Chubb Ltd.	394,454
3,523	Cincinnati Financial Corp.	377,137
5,180	Citigroup, Inc.	389,122
10,227	Citizens Financial Group, Inc.	393,330
1,968	CME Group, Inc.	398,973
5,446	Comerica, Inc.	383,453
4,664	Discover Financial Services	395,834
8,904	E*TRADE Financial Corp.	394,447
1,496	Everest Re Group Ltd.	405,805
1,518	FactSet Research Systems, Inc.	394,149

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
8,375	Fidelity National Financial, Inc.	$ 398,901
12,771	Fifth Third Bancorp	385,556
3,530	First Republic Bank	387,947
1,774	Goldman Sachs Group, Inc. (The)(a)	392,675
6,417	Hartford Financial Services Group, Inc. (The)	396,956
26,067	Huntington Bancshares, Inc.	388,138
4,335	Intercontinental Exchange, Inc.	408,227
3,002	JPMorgan Chase & Co.	395,544
20,198	KeyCorp	391,639
13,203	KKR & Co., Inc., Class A	389,356
6,347	Lincoln National Corp.	374,790
7,676	Loews Corp.	390,708
2,333	M&T Bank Corp.	384,338
331	Markel Corp.*	375,867
1,127	MarketAxess Holdings, Inc.	455,105
3,811	Marsh & McLennan Cos., Inc.	411,855
8,012	MetLife, Inc.	399,879
1,819	Moody’s Corp.	412,313
7,951	Morgan Stanley	393,415
1,626	MSCI, Inc.	421,443
3,938	Nasdaq, Inc.	412,702
3,675	Northern Trust Corp.	394,107
2,566	PNC Financial Services Group, Inc. (The)	393,137
6,887	Principal Financial Group, Inc.	379,474
5,625	Progressive Corp. (The)	410,906
4,210	Prudential Financial, Inc.	394,140
4,399	Raymond James Financial, Inc.	395,118
22,535	Regions Financial Corp.	374,982
2,347	Reinsurance Group of America, Inc.	388,335
1,544	S&P Global, Inc.	408,620
5,517	State Street Corp.	414,327
5,427	SunTrust Banks, Inc.	384,449
1,620	SVB Financial Group*	375,403
10,685	Synchrony Financial	399,726
3,253	T. Rowe Price Group, Inc.	401,941
9,740	TD Ameritrade Holding Corp.	504,824
2,952	Travelers Cos., Inc. (The)	403,597
6,616	US Bancorp	397,158
7,272	Wells Fargo & Co.	396,033
2,096	Willis Towers Watson PLC	411,738

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
5,732	WR Berkley Corp.	$ 389,776

		28,266,610

Health Care – 13.9%
4,708	Abbott Laboratories	402,299
4,736	AbbVie, Inc.	415,489
5,130	Agilent Technologies, Inc.	414,350
3,615	Alexion Pharmaceuticals, Inc.*	411,893
1,503	Align Technology, Inc.*	416,842
2,173	Allergan PLC	401,875
4,210	Alnylam Pharmaceuticals, Inc.*	493,159
4,500	AmerisourceBergen Corp.	395,595
1,802	Amgen, Inc.	422,965
1,420	Anthem, Inc.	409,897
5,002	Baxter International, Inc.	410,014
1,571	Becton Dickinson and Co.	406,104
1,327	Biogen, Inc.*	397,848
5,192	BioMarin Pharmaceutical, Inc.*	419,046
9,549	Boston Scientific Corp.*	412,994
6,873	Bristol-Myers Squibb Co.	391,349
7,525	Cardinal Health, Inc.	414,101
7,477	Centene Corp.*	452,134
5,767	Cerner Corp.	412,860
2,131	Cigna Corp.	426,030
1,332	Cooper Cos., Inc. (The)	417,036
5,757	CVS Health Corp.	433,329
2,904	Danaher Corp.	423,926
7,061	DENTSPLY SIRONA, Inc.	399,229
2,524	DexCom, Inc.*	573,730
1,667	Edwards Lifesciences Corp.*	408,315
14,130	Elanco Animal Health, Inc.*	391,542
3,484	Eli Lilly & Co.	408,847
4,601	Exact Sciences Corp.*	372,727
5,927	Gilead Sciences, Inc.	398,531
2,886	HCA Healthcare, Inc.	400,173
5,724	Henry Schein, Inc.*	394,384
8,057	Hologic, Inc.*	413,485
1,316	Humana, Inc.	449,059
1,468	IDEXX Laboratories, Inc.*	369,319
1,288	Illumina, Inc.*	413,139
4,606	Incyte Corp.*	433,701
689	Intuitive Surgical, Inc.*	408,508

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
2,770	IQVIA Holdings, Inc.*	$ 404,365
2,973	Johnson & Johnson	408,758
2,348	Laboratory Corp. of America Holdings*	404,537
2,814	McKesson Corp.	407,017
3,674	Medtronic PLC	409,247
4,674	Merck & Co., Inc.	407,479
543	Mettler-Toledo International, Inc.*	390,640
21,787	Mylan NV*	409,160
4,450	PerkinElmer, Inc.	413,405
10,341	Pfizer, Inc.	398,335
3,845	Quest Diagnostics, Inc.	409,685
1,166	Regeneron Pharmaceuticals, Inc.*	430,254
2,684	ResMed, Inc.	401,526
3,645	Seattle Genetics, Inc.*	438,676
2,665	STERIS PLC	402,788
1,954	Stryker Corp.	400,296
1,154	Teleflex, Inc.	407,754
1,325	Thermo Fisher Scientific, Inc.	415,984
1,549	UnitedHealth Group, Inc.	433,519
2,771	Universal Health Services, Inc., Class B	386,527
3,133	Varian Medical Systems, Inc.*	418,976
2,755	Veeva Systems, Inc., Class A*	410,991
1,966	Vertex Pharmaceuticals, Inc.*	435,961
1,815	Waters Corp.*	403,057
1,327	WellCare Health Plans, Inc.*	427,387
2,637	West Pharmaceutical Services, Inc.	387,718
2,762	Zimmer Biomet Holdings, Inc.	401,263
3,224	Zoetis, Inc.	388,556

		27,289,685

Industrials – 12.6%
2,211	3M Co.	375,361
12,432	American Airlines Group, Inc.	357,296
4,027	AMETEK, Inc.	398,713
13,135	Arconic, Inc.	406,660
1,082	Boeing Co. (The)	396,207
2,649	Caterpillar, Inc.	383,390
5,076	C.H. Robinson Worldwide, Inc.	390,091
1,451	Cintas Corp.	372,994
4,713	Copart, Inc.*	419,457
699	CoStar Group, Inc.*	428,389
5,247	CSX Corp.	375,370

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
2,154	Cummins, Inc.	$ 393,880
2,167	Deere & Co.	364,164
6,741	Delta Air Lines, Inc.	386,327
3,540	Dover Corp.	394,639
4,276	Eaton Corp. PLC	395,530
5,253	Emerson Electric Co.	387,987
2,909	Equifax, Inc.	406,213
4,997	Expeditors International of Washington, Inc.	373,576
10,397	Fastenal Co.	369,301
2,352	FedEx Corp.	376,438
5,273	Fortive Corp.	380,552
2,161	General Dynamics Corp.	392,740
35,331	General Electric Co.	398,180
2,145	Honeywell International, Inc.	382,990
1,683	Huntington Ingalls Industries, Inc.	423,561
2,415	IDEX Corp.	393,017
5,660	IHS Markit Ltd.*	411,199
2,200	Illinois Tool Works, Inc.	383,526
2,965	Ingersoll-Rand PLC	388,741
3,983	Jacobs Engineering Group, Inc.	366,795
3,233	J.B. Hunt Transport Services, Inc.	373,799
8,831	Johnson Controls International PLC	378,232
2,588	Kansas City Southern	394,463
2,007	L3Harris Technologies, Inc.	403,588
1,560	Lennox International, Inc.	399,126
1,037	Lockheed Martin Corp.	405,498
8,326	Masco Corp.	387,575
1,999	Norfolk Southern Corp.	386,807
1,148	Northrop Grumman Corp.	403,832
2,017	Old Dominion Freight Line, Inc.	386,437
4,866	PACCAR, Inc.	395,946
1,952	Parker-Hannifin Corp.	388,038
1,819	Raytheon Co.	395,487
4,521	Republic Services, Inc.	400,787
2,131	Rockwell Automation, Inc.	417,335
1,136	Roper Technologies, Inc.	409,380
6,697	Southwest Airlines Co.	386,015
2,423	Stanley Black & Decker, Inc.	382,204
1,151	Teledyne Technologies, Inc.*	393,631
8,195	Textron, Inc.	378,937
723	TransDigm Group, Inc.	410,013

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
4,890	TransUnion	$ 422,056
2,181	Union Pacific Corp.	383,834
4,163	United Airlines Holdings, Inc.*	386,326
3,194	United Parcel Service, Inc., Class B	382,418
2,636	United Rentals, Inc.*	403,440
2,621	United Technologies Corp.	388,799
2,792	Verisk Analytics, Inc.	411,764
3,578	Waste Management, Inc.	403,992
4,990	Westinghouse Air Brake Technologies Corp.	392,064
1,201	W.W. Grainger, Inc.	380,657
4,866	Xylem, Inc.	377,164

		24,682,928

Information Technology – 15.9%
2,073	Accenture PLC, Class A	417,005
1,340	Adobe, Inc.*	414,770
10,722	Advanced Micro Devices, Inc.*	419,766
4,415	Akamai Technologies, Inc.*	384,635
3,712	Amphenol Corp., Class A	386,048
3,416	Analog Devices, Inc.	385,837
1,779	ANSYS, Inc.*	453,093
1,507	Apple, Inc.	402,746
6,936	Applied Materials, Inc.	401,594
2,053	Arista Networks, Inc.*	400,602
2,554	Autodesk, Inc.*	462,019
2,468	Automatic Data Processing, Inc.	421,485
1,235	Broadcom, Inc.	390,519
3,141	Broadridge Financial Solutions, Inc.	388,573
5,768	Cadence Design Systems, Inc.*	405,202
2,854	CDW Corp.	385,433
8,116	Cisco Systems, Inc.	367,736
3,562	Citrix Systems, Inc.	401,829
6,259	Cognizant Technology Solutions Corp., Class A	401,264
12,899	Corning, Inc.	374,587
7,120	Dell Technologies, Inc., Class C*	345,249
2,932	Fidelity National Information Services, Inc.	405,056
3,726	Fiserv, Inc.*	433,110
1,329	FleetCor Technologies, Inc.*	407,897
4,230	Fortinet, Inc.*	444,615

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
2,457	Gartner, Inc.*	$ 394,250
2,328	Global Payments, Inc.	421,601
6,235	GoDaddy, Inc., Class A*	413,879
23,030	Hewlett Packard Enterprise Co.	364,565
21,065	HP, Inc.	422,985
6,734	Intel Corp.	390,909
2,812	International Business Machines Corp.	378,073
1,530	Intuit, Inc.	396,102
2,662	Jack Henry & Associates, Inc.	404,464
15,296	Juniper Networks, Inc.	383,318
3,722	Keysight Technologies, Inc.*	398,366
2,255	KLA Corp.	369,504
1,395	Lam Research Corp.	372,228
4,660	Leidos Holdings, Inc.	423,314
14,335	Marvell Technology Group Ltd.	378,014
1,440	Mastercard, Inc., Class A	420,811
6,368	Maxim Integrated Products, Inc.	360,875
3,875	Microchip Technology, Inc.	366,342
7,962	Micron Technology, Inc.*	378,275
2,683	Microsoft Corp.	406,153
2,467	Motorola Solutions, Inc.	412,729
6,512	NetApp, Inc.	394,562
16,023	NortonLifeLock, Inc.	398,973
1,848	NVIDIA Corp.	400,536
3,629	Okta, Inc.*	470,972
6,962	Oracle Corp.	390,847
1,660	Palo Alto Networks, Inc.*	377,185
4,694	Paychex, Inc.	404,247
3,839	PayPal Holdings, Inc.*	414,650
3,827	Qorvo, Inc.*	398,812
4,536	QUALCOMM, Inc.	378,983
2,392	RingCentral, Inc., Class A*	412,548
2,451	salesforce.com, Inc.*	399,243
6,720	Seagate Technology PLC	401,050
1,602	ServiceNow, Inc.*	453,430
3,927	Skyworks Solutions, Inc.	386,024
3,142	Splunk, Inc.*	468,849
6,349	Square, Inc., Class A*	438,843
6,693	SS&C Technologies Holdings, Inc.	401,915
2,857	Synopsys, Inc.*	402,951
4,099	TE Connectivity Ltd.	380,018
6,194	Teradyne, Inc.	387,682

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
3,234	Texas Instruments, Inc.	$ 388,759
9,458	Trimble, Inc.*	383,333
4,244	Twilio, Inc., Class A*	438,320
2,077	VeriSign, Inc.*	396,167
2,198	Visa, Inc., Class A	405,553
2,374	VMware, Inc., Class A	369,442
7,160	Western Digital Corp.	360,363
14,620	Western Union Co. (The)	392,986
2,401	Workday, Inc., Class A*	430,067
4,064	Xilinx, Inc.	377,058
1,605	Zebra Technologies Corp., Class A*	402,759

		31,264,554

Materials – 4.6%
1,790	Air Products & Chemicals, Inc.	423,031
2,908	Avery Dennison Corp.	379,116
5,990	Ball Corp.	395,699
3,115	Celanese Corp.	391,150
8,121	CF Industries Holdings, Inc.	375,271
15,106	Corteva, Inc.	393,058
7,152	Dow, Inc.	381,702
5,355	DuPont de Nemours, Inc.	347,058
4,764	Eastman Chemical Co.	373,355
2,010	Ecolab, Inc.	375,207
4,001	FMC Corp.	391,938
35,528	Freeport-McMoRan, Inc.	404,309
2,884	International Flavors & Fragrances, Inc.	407,307
8,568	International Paper Co.	397,041
3,982	LyondellBasell Industries NV, Class A	368,494
1,529	Martin Marietta Materials, Inc.	410,384
10,322	Newmont Goldcorp Corp.	396,365
6,988	Nucor Corp.	393,844
3,422	Packaging Corp. of America	382,922
3,007	PPG Industries, Inc.	387,422
687	Sherwin-Williams Co. (The)	400,610
2,749	Vulcan Materials Co.	390,001
9,783	Westrock Co.	394,548

		8,959,832

Real Estate – 7.2%
2,500	Alexandria Real Estate Equities, Inc. REIT	406,300

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
1,882	American Tower Corp. REIT	$ 402,804
1,839	AvalonBay Communities, Inc. REIT	394,300
2,843	Boston Properties, Inc. REIT	393,869
3,458	Camden Property Trust REIT	385,740
6,980	CBRE Group, Inc., Class A*	398,000
2,943	Crown Castle International Corp. REIT	393,361
3,143	Digital Realty Trust, Inc. REIT	380,146
11,167	Duke Realty Corp. REIT	392,855
735	Equinix, Inc. REIT	416,635
5,721	Equity LifeStyle Properties, Inc. REIT	423,812
4,570	Equity Residential REIT	388,907
1,217	Essex Property Trust, Inc. REIT	379,923
3,619	Extra Space Storage, Inc. REIT	383,795
2,901	Federal Realty Investment Trust REIT	383,135
11,264	Healthpeak Properties, Inc. REIT	392,888
22,264	Host Hotels & Resorts, Inc. REIT	389,397
13,081	Invitation Homes, Inc. REIT	399,363
11,608	Iron Mountain, Inc. REIT	372,849
2,857	Mid-America Apartment Communities, Inc. REIT	388,866
9,144	Omega Healthcare Investors, Inc. REIT	384,322
4,512	Prologis, Inc. REIT	413,074
1,801	Public Storage REIT	379,435
4,955	Realty Income Corp. REIT	379,702
5,807	Regency Centers Corp. REIT	377,687
1,695	SBA Communications Corp. REIT	400,817
2,477	Simon Property Group, Inc. REIT	374,547
2,497	Sun Communities, Inc. REIT	411,281
7,991	UDR, Inc. REIT	383,967
6,410	Ventas, Inc. REIT	373,767
40,843	VEREIT, Inc. REIT	398,628
16,109	VICI Properties, Inc. REIT	398,376
5,930	Vornado Realty Trust REIT	382,900
4,530	Welltower, Inc. REIT	383,102
13,064	Weyerhaeuser Co. REIT	385,519
4,482	W.P. Carey, Inc. REIT	373,888

		14,067,957

Utilities – 6.1%
22,548	AES Corp.	426,383
7,495	Alliant Energy Corp.	397,235
5,172	Ameren Corp.	384,435

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
4,241	American Electric Power Co., Inc.	$ 387,415
3,228	American Water Works Co., Inc.	390,685
8,749	Aqua America, Inc.	387,318
3,592	Atmos Energy Corp.	384,200
13,486	CenterPoint Energy, Inc.	331,216
6,382	CMS Energy Corp.	391,217
4,389	Consolidated Edison, Inc.	381,360
4,764	Dominion Energy, Inc.	395,936
3,134	DTE Energy Co.	391,562
4,161	Duke Energy Corp.	366,875
5,860	Edison International	404,926
3,324	Entergy Corp.	386,880
6,199	Evergy, Inc.	392,211
4,781	Eversource Energy	395,102
8,656	Exelon Corp.	384,326
8,191	FirstEnergy Corp.	390,629
1,707	NextEra Energy, Inc.	399,131
14,388	NiSource, Inc.	380,563
9,785	NRG Energy, Inc.	388,758
4,269	Pinnacle West Capital Corp.	373,068
11,545	PPL Corp.	392,876
6,259	Public Service Enterprise Group, Inc.	371,221
2,703	Sempra Energy	398,071
6,317	Southern Co. (The)	391,591
8,195	UGI Corp.	356,892
14,705	Vistra Energy Corp.	390,124
4,259	WEC Energy Group, Inc.	377,560
6,402	Xcel Energy, Inc.	393,659

		11,983,425

TOTAL INVESTMENTS – 99.6% (Cost $174,367,412)		$195,659,044

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		705,377

NET ASSETS – 100.0%		$196,364,421

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Goldman Sachs ETF Trust (“Fund”) valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV pershare of the institutional share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2019:

EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$195,659,044	$—	$—

Total	$195,659,044	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

C. Securities Lending — The Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. Both the Fund and BNYM received compensation relating to the lending of the Fund’s securities.

Please refer to the Fund’s respective Schedule of Investments to find the table which provide information about the Fund’s investment in the Goldman Sachs Financial Square Government Fund for the period ended November 30, 2019.

The Fund’s risks include, but are not limited to, the following:

Index Risk — Solactive AG (the “Index Provider”) constructs the Fund’s Index in accordance with a rules-based methodology. The Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from its Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of such third party data. The Index is new and has a limited performance history. Errors in index data, index computation or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, neither the Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of its Index. The performance of the Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of its Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.